Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets, valuation allowance	$ 4,000,000	$ 130,224,000	$ 2,300,000
Foreign tax loss carryforwards	$ 13,400,000
Foreign tax loss carryforwards expiration year	2025
Net deferred tax balance		0
Income taxes receivable, current		$ 16,200,000